Summary of Significant Accounting Policies (Details) - USD ($) shares in Millions, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Supplemental cash flow information - Noncash activities
Trading debt securities retained from securitization of mortgages held for sale			$ 37,265	$ 52,435	$ 72,399
Transfers from loans to MLHFS			5,366	5,500	6,894
Transfers from available-for-sale debt securities to held-to-maturity debt securities			$ 16,479	$ 50,405	4,161
Private Forward Repurchase Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock repurchased, shares		14.7	94.0	89.0
Private forward repurchase contract			$ 0	$ 0	750
Collaborative Arrangement [Member] | Product Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage			1.00%
Loans [Member]
Supplemental cash flow information - Noncash activities
Deconsolidation, reverse mortgages sold			$ 0	0	3,807
Long-term debt [Member]
Supplemental cash flow information - Noncash activities
Deconsolidation, reverse mortgages sold			0	0	$ 3,769
Accounting Standards Update 2018-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Adoption of accounting standard	[1]		0
Retained earnings [Member] | Accounting Standards Update 2018-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Adoption of accounting standard	[1]		400
Retained earnings [Member] | Accounting Standards Update 2016-01 [Member]
Summary of Significant Accounting Policies [Line Items]
Cumulative effect from change in accounting principle						$ 106
Retained earnings [Member] | Accounting Standards Update 2016-01 [Member] | Auction rate securities [Member]
Summary of Significant Accounting Policies [Line Items]
Cumulative effect from change in accounting principle						(12)
Retained earnings [Member] | Accounting Standards Update 2016-04 [Member]
Summary of Significant Accounting Policies [Line Items]
Cumulative effect from change in accounting principle						20
Retained earnings [Member] | Accounting Standards Update 2014-09 [Member]
Summary of Significant Accounting Policies [Line Items]
Cumulative effect from change in accounting principle						$ (32)
Cumulative other comprehensive income [Member] | Accounting Standards Update 2018-02 [Member]
Summary of Significant Accounting Policies [Line Items]
Adoption of accounting standard	[1]		$ (400)
Cumulative other comprehensive income [Member] | Accounting Standards Update 2016-01 [Member]
Summary of Significant Accounting Policies [Line Items]
Cumulative effect from change in accounting principle	[2]			$ (118)

[1]	(2)Represents the reclassification from other comprehensive income to retained earnings as a result of our adoption of ASU 2018-02 – Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, in the third quarter of 2018. For additional information, see Note 1.
[2]	(1)Effective January 1, 2018, we adopted ASU 2016-04 – Liabilities – Extinguishments of Liabilities (Subtopic 405-20): Recognition of Breakage for Certain Prepaid Stored-Value Products, ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, and ASU 2014-09 – Revenue from Contracts With Customers (Topic 606) and subsequent related Updates. See Note 1 (Summary of Significant Accounting Policies) in this Report for more information.